Business Combination, Significant Transaction and Sale of Business (Details) - USD ($) $ in Thousands							12 Months Ended
	Sep. 02, 2020	May 07, 2020	Oct. 01, 2019	Jun. 30, 2019	Apr. 01, 2019	Feb. 28, 2019	Dec. 31, 2020
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total consideration							$ 11,340
Aptonet Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total consideration		$ 4,663
Payments upon closing of the business acquisition		3,663
Business acquisition, remaining installment		$ 1,000
Stockell information systems, Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total consideration	$ 7,714
Payments upon closing of the business acquisition	6,265
Business acquisition, remaining installment	$ 1,449
NetEffects Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total consideration				$ 12,500
Payments upon closing of the business acquisition				9,400
Business acquisition, remaining installment				$ 3,100			$ 1,550
PowWow Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total consideration					$ 8,400
Contingent on future performance					$ 2,000
OnTarget Group Inc. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total consideration						$ 12,456
Payments upon closing of the business acquisition						$ 6,000
Infinigy Solutions LLC [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Total consideration			$ 4,393
Additional rate ownership acquired			30.00%
Share purchase holding percentage			100.00%